Property, plant and equipment, net - Schedule of Property, Plant and Equipment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cost
Beginning Balance	€ 5,615.1	€ 5,022.0
Additions	1,298.3	860.8
Divestment		(36.0)
Disposals	(47.5)	(277.4)
Net non-cash movements to/from Inventories	129.2	11.9
Effect of changes in exchange rates	(5.7)	33.8
Ending Balance	6,989.4	5,615.1	€ 5,022.0
Accumulated depreciation and impairment
Beginning balance	2,632.4	2,551.7
Depreciation	445.2	321.6	351.7
Impairment charges	17.8	11.5
Divestment		(7.5)
Disposals	(35.1)	(255.2)
Net non-cash movements to/from Inventories	(10.9)	(7.9)
Effect of changes in exchange rates	(4.2)	18.2
Ending balance	3,045.2	2,632.4	2,551.7
Carrying amount
Carrying amount	3,944.2	2,982.7
Land and buildings
Cost
Beginning Balance	2,803.7	2,432.2
Additions	510.9	372.7
Divestment		(17.9)
Disposals	(1.3)	(0.5)
Net non-cash movements to/from Inventories	0.0	0.0
Effect of changes in exchange rates	0.7	17.2
Ending Balance	3,314.0	2,803.7	2,432.2
Accumulated depreciation and impairment
Beginning balance	947.7	842.6
Depreciation	134.8	95.6
Impairment charges	10.9	3.1
Divestment		(0.6)
Disposals	(2.3)	(0.4)
Net non-cash movements to/from Inventories	0.0	0.0
Effect of changes in exchange rates	(0.5)	7.4
Ending balance	1,090.6	947.7	842.6
Carrying amount
Carrying amount	2,223.4	1,856.0
Machinery and equipment
Cost
Beginning Balance	2,028.7	1,828.9
Additions	665.4	389.6
Divestment		(13.4)
Disposals	(42.2)	(199.1)
Net non-cash movements to/from Inventories	129.2	11.9
Effect of changes in exchange rates	(3.5)	10.8
Ending Balance	2,777.6	2,028.7	1,828.9
Accumulated depreciation and impairment
Beginning balance	1,115.6	1,126.2
Depreciation	232.6	167.1
Impairment charges	6.4	8.2
Divestment		(4.4)
Disposals	(29.5)	(181.2)
Net non-cash movements to/from Inventories	(10.9)	(7.9)
Effect of changes in exchange rates	(1.9)	7.6
Ending balance	1,312.3	1,115.6	1,126.2
Carrying amount
Carrying amount	1,465.3	913.1
Leasehold improvements
Cost
Beginning Balance	368.6	340.3
Additions	34.4	33.2
Divestment		0.0
Disposals	(1.0)	(7.5)
Net non-cash movements to/from Inventories	0.0	0.0
Effect of changes in exchange rates	(1.2)	2.6
Ending Balance	400.8	368.6	340.3
Accumulated depreciation and impairment
Beginning balance	311.0	297.3
Depreciation	21.9	15.9
Impairment charges	0.5	0.2
Divestment		0.0
Disposals	(0.9)	(3.9)
Net non-cash movements to/from Inventories	0.0	0.0
Effect of changes in exchange rates	(0.6)	1.5
Ending balance	331.9	311.0	297.3
Carrying amount
Carrying amount	68.9	57.6
Furniture, fixtures and other
Cost
Beginning Balance	414.1	420.6
Additions	87.6	65.3
Divestment		(4.7)
Disposals	(3.0)	(70.3)
Net non-cash movements to/from Inventories	0.0	0.0
Effect of changes in exchange rates	(1.7)	3.2
Ending Balance	497.0	414.1	420.6
Accumulated depreciation and impairment
Beginning balance	258.1	285.6
Depreciation	55.9	43.0
Impairment charges	0.0	0.0
Divestment		(2.5)
Disposals	(2.4)	(69.7)
Net non-cash movements to/from Inventories	0.0	0.0
Effect of changes in exchange rates	(1.2)	1.7
Ending balance	310.4	258.1	€ 285.6
Carrying amount
Carrying amount	€ 186.6	€ 156.0